RELATED PARTY TRANSACTIONS - Assets with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Transactions with related parties
Cash and cash equivalents (Note 4)	Rp 24,902	Rp 31,100
% of cash and cash equivalents on total assets	9.06%	11.26%
Other current financial assets (Note 5)	Rp 400	Rp 329
% of other current financial assets on total assets	0.15%	0.12%
Trade receivables - net (Note 6)	Rp 2,009	Rp 1,378
Percentage of trade receivables on total assets	0.73%	0.50%
Contract assets	Rp 594	Rp 791
Percentage of contract assets on total assets	0.22%	0.28%
Other current assets	Rp 5,191	Rp 4,798
% of other current assets on total assets	1.88%	1.74%
Other non-current assets	Rp 1,307	Rp 1,598
% of other non-current assets on total assets	0.48%	0.58%
Entities under common control
Transactions with related parties
Contract assets	Rp 568	Rp 783
Percentage of contract assets on total assets	0.21%	0.28%
Other current assets	Rp 5,189	Rp 4,798
% of other current assets on total assets	1.88%	1.74%
Government agencies
Transactions with related parties
Contract assets	Rp 295	Rp 389
Percentage of contract assets on total assets	0.11%	0.14%
MoCI
Transactions with related parties
Other current assets	Rp 5,093	Rp 4,749
% of other current assets on total assets	1.85%	1.72%
Other non-current assets	Rp 1,291	Rp 1,573
% of other non-current assets on total assets	0.47%	0.57%
Others, (each below Rp100 billion)
Transactions with related parties
Contract assets	Rp 273	Rp 394
Percentage of contract assets on total assets	0.10%	0.14%
Others
Transactions with related parties
Other current assets	Rp 96	Rp 49
% of other current assets on total assets	0.03%	0.02%
Other non-current assets	Rp 16	Rp 25
% of other non-current assets on total assets	0.01%	0.01%
Others related entities
Transactions with related parties
Contract assets	Rp 1
Percentage of contract assets on total assets	0.00%
Associates
Transactions with related parties
Contract assets	Rp 1	Rp 1
Percentage of contract assets on total assets	0.00%	0.00%
Other current assets	Rp 2
% of other current assets on total assets	0.00%
Ministry of Finance
Transactions with related parties
Contract assets	Rp 24	Rp 7
Percentage of contract assets on total assets	0.01%	0.00%